Intangible assets (Tables)	12 Months Ended
Dec. 31, 2021
Intangible assets
Schedule of intangible assets

		Industrial patents and	Other intangible	Intangible		Other
	Exploration	intellectual property	assets with definite	assets with definite		intangible assets with indefinite
(€ million)	rights	rights	useful lives	useful lives	Goodwill	useful lives	Total
2021
Net carrying amount - beginning of the year	888	162	589	1,639	1,297		2,936
Additions	12	28	244	284			284
Amortization	(30)	(89)	(168)	(287)			(287)
Impairment		(2)	(14)	(16)	(22)		(38)
Reversals	21			21			21
Write-off	(35)			(35)			(35)
Changes in the scope of consolidation		11	226	237	1,574	24	1,835
Currency translation differences	57		2	59	13		72
Other changes		45	(34)	11			11
Net carrying amount at the end of the year	913	155	845	1,913	2,862	24	4,799
Gross carrying amount at the end of the year	1,707	1,709	4,843	8,259
Provisions for amortization and impairment	794	1,554	3,998	6,346

2020
Net carrying amount - beginning of the year	1,031	195	568	1,794	1,265		3,059
Additions	18	23	196	237			237
Amortization	(53)	(92)	(130)	(275)			(275)
Impairment	(23)		(7)	(30)	(24)		(54)
Reversals			24	24			24
Write-off	(19)	(5)		(24)			(24)
Changes in the scope of consolidation			7	7	70		77
Currency translation differences	(66)		(3)	(69)	(14)		(83)
Other changes		41	(66)	(25)			(25)
Net carrying amount at the end of the year	888	162	589	1,639	1,297		2,936
Gross carrying amount at the end of the year	1,613	1,623	4,399	7,635
Provisions for amortization and impairment	725	1,461	3,810	5,996

Schedule of amortization rates used

The main amortization rates used were substantially unchanged from the previous year and ranged as follows:

(%)
Exploration rights	UOP
Transport rights of natural gas	3
Other concessions, licenses, trademarks and similar items	3 - 33
Industrial patents and intellectual property rights	20 - 33
Capitalized costs for customer acquisition	17 - 33
Other intangible assets	4 - 20

Schedule of goodwill

(€ million)	December 31, 2021	December 31, 2020
Plenitude	2,446	1,047
Refining & Marketing	173	93
Exploration & Production	139	146
Chemical	93
Corporate and Other activities	11	11
	2,862	1,297

Exploration rights
Intangible assets
Schedule of intangible assets

(€ million)	December 31, 2021	December 31, 2020
Proved licence and leasehold property acquisition costs	236	225
Unproved licence and leasehold property acquisition costs	677	653
Other mineral interests		10
	913	888